Common Shares (Details Narrative) - CAD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 02, 2024	Jun. 14, 2024	Dec. 15, 2023	Jul. 10, 2023	Mar. 14, 2023	Aug. 31, 2023	Dec. 31, 2022	Jan. 31, 2025	Jan. 31, 2023	Jan. 31, 2024	Oct. 31, 2022
Statement [Line Items]
Proceeds from exercise of warrants							$ 647,166
Warrants exercise price							$ 0.20
Common shares issued							3,160,000				1,540,135
Subscription proceeds								$ 43,100
Fair value of shares issued								$ 79,965,358		$ 78,459,590
Private Placement [Member]
Statement [Line Items]
Share issue costs totaling					$ 228,972
Brokers fee					84,000
Other transaction costs					105,000
Fair value of warrants issued					$ 39,972
Exercise price					$ 0.10
Description of warrants					the Company closed on a brokered private placement and issued 15,000,000 units at price of $0.10 per unit for gross proceeds of $1,500,000 (Note 14). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.15 and expiring on March 14, 2028
Issuance of share purchase warrants, shares					840,000
Issuance of share purchase warrants, value					$ 225,000
Common shares issuance expiry date					March 14, 2025
Third Party [Member]
Statement [Line Items]
Common shares issued									10,000
Fair value of shares issued									$ 16,850
Share issued upon service rendered, shares									152,500
Share issued upon service rendered, amount									$ 29,737
Chief Executive Officers [Member]
Statement [Line Items]
Subscription proceeds									$ 74,000
Non Brokered Private Placement Member
Statement [Line Items]
Share issue costs totaling						$ 12,999
Brokers fee						$ 7,600
Common shares issued	1,750,000	5,300,000	2,000,000	2,200,000	3,571,429	2,950,000
Common shares price per shares	$ 0.10	$ 0.13	$ 0.10	$ 0.10	$ 0.11	$ 0.10		$ 0.10
Fair value of warrants issued	$ 0.13					$ 5,399		$ 0.10
Issuance of share purchase warrants, shares						114,000
Gross proceeds for common shares	$ 175,000	$ 530,000	$ 200,000	$ 220,000	$ 357,143	$ 295,000
Common shares issuance expiry date	July 1, 2026	June 13, 2026	December 14, 2025	July 9, 2028	March 14, 2028	August 30, 2025		August 30, 2025
Common shares issuance cancelled								189,708
Common shares issuance cost of fair value			$ 80,000	$ 44,000	$ 48,846	$ 44,250
Shelf Prospectus [Member]
Statement [Line Items]
Common shares issued								218,750
Common shares price per shares								$ 0.10
Fair value of shares issued								$ 19,688